UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: January 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY
FUND
JANUARY 31, 2014
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%

	Shares	Value
CONSUMER DISCRETIONARY — 13.7%
Comcast, Cl A	183,049	$9,967,018
DIRECTV *	82,420	5,722,421
Dollar General *	131,580	7,410,585
Home Depot	109,175	8,390,099
McDonald’s	69,210	6,517,506
Target	106,589	6,037,201
TJX	146,683	8,413,737
VF	104,379	6,100,952
Walt Disney	106,135	7,706,462

		66,265,981

CONSUMER STAPLES — 4.6%
CVS Caremark	118,926	8,053,669
Kellogg	76,335	4,425,903
PepsiCo	48,398	3,889,263
Walgreen	100,605	5,769,697

		22,138,532

ENERGY — 9.0%
Anadarko Petroleum	118,994	9,601,626
Apache	78,351	6,288,451
Equities	57,113	5,300,658
Kinder Morgan	188,970	6,426,870
Marathon Oil	201,690	6,613,415
Williams	233,221	9,443,118

		43,674,138

FINANCIALS — 13.9%
AvalonBay Communities REIT	46,158	5,700,513
Bank of America	494,235	8,278,436
BlackRock, Cl A	20,176	6,062,283
Capital One Financial	112,360	7,933,740
Citigroup	105,803	5,018,236
JPMorgan Chase	201,896	11,176,963
Simon Property Group REIT	42,358	6,558,713
US Bancorp	177,355	7,046,314
Wells Fargo	215,548	9,772,946

		67,548,144

HEALTH CARE — 14.0%
Aetna	157,924	10,790,947
Covidien PLC	120,655	8,233,497
Express Scripts Holding *	215,794	16,117,654
Johnson & Johnson	81,245	7,187,745
Merck	163,122	8,640,573
Stryker	102,745	7,973,012
UnitedHealth Group	124,250	8,980,790

		67,924,218

INDUSTRIALS — 11.4%
Boeing	66,790	8,366,115

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY
FUND
JANUARY 31, 2014
(Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
Danaher	139,947	$10,410,657
General Electric	473,564	11,900,663
Republic Services, Cl A	179,496	5,749,257
Union Pacific	39,550	6,891,192
United Technologies	103,923	11,849,301

		55,167,185

INFORMATION TECHNOLOGY — 25.4%
Alliance Data Systems *	25,595	6,134,098
Apple	32,762	16,400,657
Automatic Data Processing	155,919	11,943,395
Check Point Software Technologies *	78,090	5,109,428
Cisco Systems	280,516	6,146,106
Citrix Systems *	92,170	4,983,632
EMC	309,485	7,501,917
Fidelity National Information Services	106,078	5,378,155
Fiserv *	175,626	9,843,837
Google, Cl A *	8,917	10,530,709
Microsoft	268,968	10,180,439
NetApp	93,000	3,937,620
Oracle	399,440	14,739,336
Teradata *	82,420	3,389,110
Visa, Cl A	31,667	6,822,022

		123,040,461

MATERIALS — 4.7%
Crown Holdings *	161,105	6,621,416
Freeport-McMoRan Copper & Gold	198,785	6,442,622
Praxair	80,138	9,994,811

		23,058,849

UTILITIES — 1.0%
PG&E	115,827	4,882,108

TOTAL COMMON STOCK (Cost $349,140,512)		473,699,616

CASH EQUIVALENT — 2.8%
AIM Short-Term Investment Company Liquid Assets Portfolio 0.160% (A) (Cost $13,484,970)	13,484,970	13,484,970

TOTAL INVESTMENTS — 100.5% (Cost $362,625,482) †		$487,184,586

Percentages are based on Net Assets of $484,865,546.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of January 31, 2014.

Cl	— Class

PLC	— Public Limited Company

REIT	— Real Estate Investment Trust

†	At January 31, 2014, the tax basis cost of the Fund’s investments was $362,625,482, and the unrealized appreciation and depreciation were $128,013,793 and $(3,454,689), respectively.

THE ADVISORS’ INNER CIRCLE FUND	AT DISCIPLINED EQUITY
FUND
JANUARY 31, 2014
(Unaudited)

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Values of debt securities are generally reported at the last reported sales price if the security is actively traded. If a debt security is not actively traded it is valued at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the AT Disciplined Equity Fund’s (the “Fund”) Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of January 31, 2014, there were no securities valued in accordance with the fair value procedures.

All investment companies held in the Fund’s portfolio are valued at the published net asset value.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (“U.S. GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of January 31, 2014, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP. For details of investment classifications, reference the Schedule of Investments.

For the period ended January 31, 2014, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2014, there were no Level 3 securities.

For the period ended January 31, 2014, there have been no significant changes to the Fund’s fair value methodologies.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s prospectus and statement of additional information.

ATF-QH-001-0100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2014

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2014